PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS AND TRADEMARKS

NOTE 5 – PATENTS AND TRADEMARKS

	2020	2019
Patents and trademarks	$301,770	$293,585
Less: Accumulated amortization	(237,355)	(231,987)
	$64,415	$61,598

Amortization expense in 2020 and 2019 was $5,368 and $5,368, respectively.